Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Book Value of Goodwill by Segment
For the years ended December 31, 2017 and 2016, the changes in the book value of goodwill by segment were as follows:

	Balance at				Balance at
	December 31, 2016	Acquisitions		Dispositions	December 31, 2017
Entertainment:
Goodwill	$9,300	$23	(a)	$—	$9,323
Accumulated impairment losses	(6,294)	—		—	(6,294)
Goodwill, net of impairment	3,006	23		—	3,029
Cable Networks:
Goodwill	480	—		—	480
Accumulated impairment losses	—	—		—	—
Goodwill, net of impairment	480	—		—	480
Publishing:
Goodwill	431	4	(b)	—	435
Accumulated impairment losses	—	—		—	—
Goodwill, net of impairment	431	4		—	435
Local Media:
Goodwill	8,007	—		—	8,007
Accumulated impairment losses	(7,060)	—		—	(7,060)
Goodwill, net of impairment	947	—		—	947
Total:
Goodwill	18,218	27		—	18,245
Accumulated impairment losses	(13,354)	—		—	(13,354)
Goodwill, net of impairment	$4,864	$27		$—	$4,891

	Balance at					Balance at
	December 31, 2015	Acquisitions		Dispositions		December 31, 2016
Entertainment:
Goodwill	$9,250	$52	(c)	$(2)	(d)	$9,300
Accumulated impairment losses	(6,294)	—		—		(6,294)
Goodwill, net of impairment	2,956	52		(2)		3,006
Cable Networks:
Goodwill	480	—		—		480
Accumulated impairment losses	—	—		—		—
Goodwill, net of impairment	480	—		—		480
Publishing:
Goodwill	406	25	(b)	—		431
Accumulated impairment losses	—	—		—		—
Goodwill, net of impairment	406	25		—		431
Local Media:
Goodwill	8,007	—		—		8,007
Accumulated impairment losses	(7,060)	—		—		(7,060)
Goodwill, net of impairment	947	—		—		947
Total:
Goodwill	18,143	77		(2)		18,218
Accumulated impairment losses	(13,354)	—		—		(13,354)
Goodwill, net of impairment	$4,789	$77		$(2)		$4,864
(a) Amount reflects the acquisitions of a television production business and a digital sports publishing business.
(b) Amounts relate to the acquisition of a publishing business in the fourth quarter of 2016.
(c) Amount reflects the acquisition of a sports-focused digital media business.
(d) Amount reflects the disposition of internet businesses in China.

Schedule of Indefinite-lived Intangible Assets
The Company’s intangible assets were as follows:

		Accumulated
At December 31, 2017	Gross	Amortization	Net
Intangible assets subject to amortization:	190
Trade names	$190	$(51)	$139
Other intangible assets	134	(101)	33
Total intangible assets subject to amortization	324	(152)	172
FCC licenses	2,441	—	2,441
International broadcast licenses (a)	53	—	53
Total intangible assets	$2,818	$(152)	$2,666
(a) Reflects broadcast licenses of Network Ten, which was acquired during the fourth quarter of 2017.

		Accumulated
At December 31, 2016	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$188	$(41)	$147
Other intangible assets	147	(107)	40
Total intangible assets subject to amortization	335	(148)	187
FCC licenses	2,446	—	2,446
Total intangible assets	$2,781	$(148)	$2,633

Schedule of Finite-lived Intangible Assets
The Company’s intangible assets were as follows:

		Accumulated
At December 31, 2017	Gross	Amortization	Net
Intangible assets subject to amortization:	190
Trade names	$190	$(51)	$139
Other intangible assets	134	(101)	33
Total intangible assets subject to amortization	324	(152)	172
FCC licenses	2,441	—	2,441
International broadcast licenses (a)	53	—	53
Total intangible assets	$2,818	$(152)	$2,666
(a) Reflects broadcast licenses of Network Ten, which was acquired during the fourth quarter of 2017.

		Accumulated
At December 31, 2016	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$188	$(41)	$147
Other intangible assets	147	(107)	40
Total intangible assets subject to amortization	335	(148)	187
FCC licenses	2,446	—	2,446
Total intangible assets	$2,781	$(148)	$2,633

Finite-lived Intangible Assets Amortization Expense	Amortization expense was as follows:

Year Ended December 31,	2017	2016	2015
Amortization expense	$20	$20	$23

Schedule of Expected Amortization Expense
The Company expects its aggregate annual amortization expense for existing intangible assets subject to amortization for each of the years, 2018 through 2022, to be as follows:

	2018	2019	2020	2021	2022
Future amortization expense	$19	$18	$15	$13	$12